SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Accounting Policies [Abstract]
Difference between Reported Amount and Reporting Currency Denominated Amount, Value			$ 1	$ 7.8015
Allowance for doubtful accounts
Impairment of Long-Lived Assets to be Disposed of					0
Employee wage subsidies, description	(i) the first tranche of 100% subsidies were used for paying wages of employees in May 2022; (ii) the second tranche of 100% subsidies for paying wages of employees in June 2022; (iii) the third tranche of 70% of subsidies for paying wages of employees in July 2022; and (iv) the fourth tranche of 30% of subsidies for paying wages of employees in July 2022 after deducting subsidies to be returned to the Government and penalties to be paid (if any).	(i) the first tranche of 100% subsidies were used for paying wages of employees in May 2022; (ii) the second tranche of 100% subsidies for paying wages of employees in June 2022; (iii) the third tranche of 70% of subsidies for paying wages of employees in July 2022; and (iv) the fourth tranche of 30% of subsidies for paying wages of employees in July 2022 after deducting subsidies to be returned to the Government and penalties to be paid (if any).
Grants Receivable	$ 27,687					$ 702,000	216,000
Employee and employer contribution percentage	5.00%	5.00%
Relevant salary income	$ 3,845	$ 30,000
Defined Contribution Plan, Cost	40,730	317,758			421,292	$ 527,539
[custom:ForeignDepositsDefaultCompensationAmount]	64,090	$ 500,000
Cash	$ 15,614,207				$ 11,686,838		121,814,233
Cash, FDIC Insured Amount							$ 2,000,000